Financial Instruments - Schedule of Carrying Amounts and Fair Values of Financial Assets and Financial Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in fair value measurement, liabilities [abstract]
– Trade and other receivables	$ 380.7	$ 337.8
– Investments	189.6	161.0
Assets held for sale	77.5	21.1
– Environmental trust funds	140.9	125.2	$ 109.6
Cash and cash equivalents	1,779.2	860.2	648.7	$ 769.4
– Borrowings	2,738.2	2,495.6
– Trade and other payables	908.1	651.1
– Lease liabilities	483.0	450.2	$ 436.4
Royalties
Reconciliation of changes in fair value measurement, liabilities [abstract]
Assets held for sale	77.5	0.0
Financial liabilities not measured at fair value
Reconciliation of changes in fair value measurement, liabilities [abstract]
– Borrowings	2,806.3	2,502.1
Financial assets measured at fair value
Reconciliation of changes in fair value measurement, liabilities [abstract]
Asanko contingent consideration	22.0	18.4
Financial assets measured at fair value | Royalties
Reconciliation of changes in fair value measurement, liabilities [abstract]
Assets held for sale	77.5	0.0
Financial assets not measured at fair value
Reconciliation of changes in fair value measurement, liabilities [abstract]
– Investments	47.2	46.5
– Environmental trust funds	140.9	125.2
– Asanko deferred consideration	28.1	49.5
Carrying amount
Reconciliation of changes in fair value measurement, liabilities [abstract]
– Borrowings	2,738.2
– Trade and other payables	747.6
– Lease liabilities	483.0
Financial liabilities	3,968.8
Carrying amount | Financial liabilities not measured at fair value
Reconciliation of changes in fair value measurement, liabilities [abstract]
– Borrowings		2,495.6
– Trade and other payables		545.6
– Lease liabilities		450.2
Financial liabilities		3,491.4
Carrying amount | Financial liabilities measured at amortised cost
Reconciliation of changes in fair value measurement, liabilities [abstract]
– Borrowings	2,738.2
– Trade and other payables	747.6
– Lease liabilities	483.0
Financial liabilities	3,968.8
Carrying amount | Financial liabilities measured at amortised cost | Financial liabilities not measured at fair value
Reconciliation of changes in fair value measurement, liabilities [abstract]
– Borrowings		2,495.6
– Trade and other payables		545.6
– Lease liabilities		450.2
Financial liabilities		3,491.4
Carrying amount | Fair value through profit or loss
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial assets	130.5
Carrying amount | Fair value through OCI
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial assets	142.4
Carrying amount | Financial assets measured at fair value
Reconciliation of changes in fair value measurement, liabilities [abstract]
– Trade and other receivables	31.0	16.5
– Investments	142.4	114.5
Asanko contingent consideration	22.0	18.4
Financial assets	272.9	149.4
Carrying amount | Financial assets measured at fair value | Royalties
Reconciliation of changes in fair value measurement, liabilities [abstract]
Assets held for sale	77.5
Carrying amount | Financial assets measured at fair value | Fair value through profit or loss
Reconciliation of changes in fair value measurement, liabilities [abstract]
– Trade and other receivables	31.0	16.5
Asanko contingent consideration	22.0	18.4
Financial assets		34.9
Carrying amount | Financial assets measured at fair value | Fair value through profit or loss | Royalties
Reconciliation of changes in fair value measurement, liabilities [abstract]
Assets held for sale	77.5
Carrying amount | Financial assets measured at fair value | Fair value through OCI
Reconciliation of changes in fair value measurement, liabilities [abstract]
– Investments	142.4	114.5
Financial assets		114.5
Carrying amount | Financial assets not measured at fair value
Reconciliation of changes in fair value measurement, liabilities [abstract]
– Trade and other receivables	130.8	156.0
– Investments	47.2	46.5
– Environmental trust funds	140.9	125.2
Cash and cash equivalents	1,779.2	860.2
– Asanko deferred consideration	28.1	49.5
Financial assets	2,126.2	1,237.4
Carrying amount | Financial assets not measured at fair value | Financial assets measured at amortised cost
Reconciliation of changes in fair value measurement, liabilities [abstract]
– Trade and other receivables	130.8	156.0
– Investments	47.2	46.5
– Environmental trust funds	140.9	125.2
Cash and cash equivalents	1,779.2	860.2
– Asanko deferred consideration	28.1	49.5
Financial assets	2,126.2	1,237.4
Fair value
Reconciliation of changes in fair value measurement, liabilities [abstract]
– Borrowings	2,806.3
– Trade and other payables	747.6
– Lease liabilities	483.0
Financial liabilities	4,036.9
Fair value | Financial liabilities not measured at fair value
Reconciliation of changes in fair value measurement, liabilities [abstract]
– Borrowings		2,502.1
– Trade and other payables		545.6
– Lease liabilities		450.2
Financial liabilities		3,497.9
Fair value | Financial assets measured at fair value
Reconciliation of changes in fair value measurement, liabilities [abstract]
– Trade and other receivables	31.0	16.5
– Investments	142.4	114.5
Asanko contingent consideration	22.0	18.4
Financial assets	272.9	149.4
Fair value | Financial assets measured at fair value | Royalties
Reconciliation of changes in fair value measurement, liabilities [abstract]
Assets held for sale	77.5
Fair value | Financial assets not measured at fair value
Reconciliation of changes in fair value measurement, liabilities [abstract]
– Trade and other receivables	130.8	156.0
– Investments	47.2	46.5
– Environmental trust funds	140.9	125.2
Cash and cash equivalents	1,779.2	860.2
– Asanko deferred consideration	28.1	49.5
Financial assets	$ 2,126.2	$ 1,237.4